PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Financial Position (Details) - USD ($)	Dec. 31, 2024	Mar. 27, 2024	Mar. 26, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 28,827,347		$ 1,121,150	$ 35,242,363	$ 14,988,112	$ 17,360,353
Due from subsidiaries and affiliated companies	0			9,463,164
Other current assets	2,769,109			2,791,593
Total current assets	40,001,754			58,903,014
NON-CURRENT ASSETS:
Property and equipment, net	313,202			354,437
Total non-current assets	567,017,824			531,922,296
TOTAL ASSETS	607,019,578			590,825,310
CURRENT LIABILITIES:
Accounts payable and accrued expenses	8,356,915			13,127,502
Total current liabilities	26,524,836			34,552,809
Total liabilities	336,218,160			329,882,393
EQUITY:
Total equity	270,801,418			260,942,917	234,066,470	237,526,772
TOTAL LIABILITIES AND EQUITY	607,019,578			590,825,310
Parent
CURRENT ASSETS:
Cash and cash equivalents	2,892,071	$ 0	$ 12,984,803	788,008	$ 2,823,003	$ 6,307,144
Due from subsidiaries and affiliated companies	14,861,975			9,463,164
Other current assets	360,385			11,454
Total current assets	18,114,431			10,262,626
NON-CURRENT ASSETS:
Investments in subsidiaries	169,264,240			168,496,857
Property and equipment, net	0			46,767
Total non-current assets	169,264,240			168,543,624
TOTAL ASSETS	187,378,671			178,806,250
CURRENT LIABILITIES:
Accounts payable and accrued expenses	1,011,062			5,086,924
Due to subsidiaries and affiliated companies	0			2,459,935
Total current liabilities	1,011,062			7,546,859
Total liabilities	1,011,062			7,546,859
EQUITY:
Total equity	186,367,609			171,259,391
TOTAL LIABILITIES AND EQUITY	$ 187,378,671			$ 178,806,250